Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial Expenses, Net [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2012	2011	2010
Expenses:
Interest on long-term bank debt	$(7,148)	$(7,214)	$(6,968)
Interest on Series A Notes	(10,787)	(5,753)	(4,395)
Interest on short-term bank credit and loans	(2,528)	(3,802)	(1,699)
Loss on marketable securities	-	(2,464)	-
Gain (loss) from exchange rate differences, net	126	7,565	(9,094)
Other	(9,922)	(10,839)	(4,330)
	(30,259)	(22,507)	(26,486)
Income:
Interest on cash, cash equivalents and bank deposits	1,821	2,579	3,224
Other	2,353	6,359	2,011
	4,173	8,938	5,235
	$(26,086)	$(13,569)	$(21,251)